UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/99

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              02-14-00
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       32

Form 13F Information Table Value Total:       $189,527,732


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                       Column 2   Column 3       Column 4         Column 5         Column 6  Column 7          Column 8
--------                       --------  ----------      --------- ---------------------   --------  --------    ------------------
                                                                                            Invest-                     Voting
                                                                                             ment                     Authority
                                 Title                      Value    Shrs or         Put/    Dis-      Other     ------------------
Name of Issuer                 of Class     CUSIP         (x$1000)   prn amt  SH/PRN Call   cretion  Managers     Sole  Shared None
--------------                 --------  -----------      -------- ---------  ------ ----   -------  --------  -------  ------ ----

General Magic Inc                 COM    370253 10 6      $193,750    50,000                                    50,000
Gray Communications Sys Inc       COM    389190 10 9      $222,750    16,500                                    16,500
Wyndham Intl Inc                 CL A    983101 10 6    $1,745,172   594,000                                   594,000
International Home Foods Inc      COM    459655 10 6    $6,081,250   350,000                                   350,000
Lady Luck Gaming Corp           COM PAR  505820 30 8    $1,104,379   108,400                                   108,400
                                $0.0006
Loews Cineplex Entmt Corp         COM    540423 10 0      $293,750    50,000                                    50,000
Minerals Technologies Inc         COM    603158 10 6    $1,001,575    25,000                                    25,000
Vlasic Foods Intl Inc             COM    928559 10 3      $824,760   145,000                                   145,000
Weblink Wireless Inc             CL A    94769A 10 1   $13,009,150   839,300                                   839,300
Alaris Med Inc                    COM    011637 10 5      $223,125   119,000                                   119,000
North Pittsburgh Sys Inc          COM    661562 10 8    $1,813,807   122,970                                   122,970
Olin Corp                         COM    680665 20 5    $2,407,279   121,500                                   121,500
                                PAR $1
Opti Inc                          COM    683960 10 8      $658,812   124,000                                   124,000
Park Pl Entmt Corp                COM    700690 10 0    $8,850,000   708,000                                   708,000
Sound Advice Inc                  COM    836066 10 0      $257,250    21,000                                    21,000
Niagara Corp                      COM    653349 10 0    $1,407,175   331,000                                   331,000
NTL Inc.                          COM    629407 10 7    $2,339,062    18,750                                    18,750
Pioneer Cos Inc                  CL A    723643 10 2    $1,449,772   205,263                                   205,263
Associated Group Inc             CL A    045651 10 6   $19,089,500   209,200                                   209,200
Associated Group Inc             CL B    045651 20 5   $43,580,400   473,700                                   473,700
Avatar Hldgs Inc                  COM    053494 10 0    $4,092,625   225,800
Avatar Hldgs Inc                SUB NT   053494 AD 2      $189,200   220,000                                   220,000
                                 CONV
                                 7%05
Cole National Corp New           CL A    193290 10 3      $135,000    27,000                                    27,000
Crestline Cap Corp                COM    226153 10 4   $23,153,625 1,122,600                                 1,122,600
Isle of Capri Casinos Inc         COM    464592 10 4   $10,067,719   763,400                                   763,400
Mariner Post-Acute Network Inc    COM    56845G 10 1        $6 063    86,620                                    86,620
Pricesmart Inc                    COM    741511 10 9   $19,419,613   495,550                                   495,550
Penwest Pharmaceuticals Co        COM    709754 10 5    $3,852,150   252,600                                   252,600

R H. Donnelley Corp             COM NEW  74955W 30 7    $5,190,625   275,000                                   275,000
Sun Intl Hotels Ltd               ORD    P8797T 13 3    $1,866,975    96,360                                    96,360
Visx Inc Del                      PUT    92844S 95 5    $1,536,000    32,000           48                       32,000
Saga Communications              CL A    786598 10 2   $13,465,419   664,959                                   664,959

                                                      ------------
                     TOTAL                            $189,527,732
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